SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.8%
Fixed Income Funds — 56.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	319,100	$3,175
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	162,800	1,630
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	83,902	813
SEI Institutional Managed Trust Real Return Fund, Cl Y	56,862	541

Total Fixed Income Funds
(Cost $6,134) ($ Thousands)		6,159
Multi-Asset Funds — 28.6%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	218,783	2,188
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	41,511	406
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	70,964	540

Total Multi-Asset Funds
(Cost $3,122) ($ Thousands)		3,134

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Equity Funds — 9.1%
SEI Enhanced Low Volatility US Large Cap ETF	83	$2
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	80,752	785
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	21,848	216
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1	—

Total Equity Funds
(Cost $995) ($ Thousands)		1,003
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Institutional Class, 5.220%*	543,095	543

Total Money Market Fund
(Cost $543) ($ Thousands)		543

Total Investments in Securities — 98.8%
(Cost $10,794) ($ Thousands)		$10,839

Percentages are based on Net Assets of $10,970 ($ Thousands).

Cl — Class

*The rate reported is the 7-day effective yield as of December 31, 2023.

The following is summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 3/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$3,554	$1,634	$(2,027)	$(135)	$149	$3,175	$79	$—
SEI Institutional Managed Trust Conservative Income, Cl Y	1,773	877	(1,020)	—	—	1,630	69	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	712	616	(517)	(109)	111	813	22	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	594	287	(335)	(26)	21	541	16	—
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	2,377	1,172	(1,391)	(11)	41	2,188	89	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	596	230	(427)	(37)	44	406	25	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	594	310	(346)	(1)	(17)	540	22	—
SEI Enhanced Low Volatility US Large Cap ETF	303	—	(309)	13	(5)	2	2	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	598	707	(543)	24	(1)	785	16	30
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	323	(106)	1	(2)	216	5	1
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	241	11	(253)	21	(20)	—	1	—
SEI Daily Income Trust Government Fund, Institutional Class	591	291	(339)	—	—	543	22	—
Totals	$11,933	$6,458	$(7,613)	$(260)	$321	$10,839	$368	$31

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Money Market Fund — 80.7%
SEI Daily Income Trust Government Fund, Institutional Class, 5.220%*‡	2,128,845	$2,129

Total Money Market Fund
(Cost $2,129) ($ Thousands)		2,129
Fixed Income Fund — 19.3%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	94,714	509

Total Fixed Income Fund
(Cost $545) ($ Thousands)		509

Total Investments in Securities — 100.0%
(Cost $2,674) ($ Thousands)		$2,638

Percentages are based on Net Assets of $2,639 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

† The rate reported is the 7-day effective yield as of December 31, 2023.

The following is summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 3/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust Government Fund, Institutional Class	$2,707	$147	$(725)	$—	$—	$2,129	$94	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	651	71	(205)	(40)	32	509	61	—
Totals	$3,358	$218	$(930)	$(40)	$32	$2,638	$155	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Fixed Income Funds — 50.5%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	474,278	$4,719
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	143,223	1,328
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	76,552	661
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	331,229	3,315
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	504,718	4,891
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	123,838	666
SEI Institutional Managed Trust Real Return Fund, Cl Y	138,733	1,321

Total Fixed Income Funds
(Cost $17,366) ($ Thousands)		16,901
Multi-Asset Funds — 28.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	93,420	659
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	570,621	5,706
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	152,569	1,490
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	216,458	1,647

Total Multi-Asset Funds
(Cost $9,613) ($ Thousands)		9,502
Equity Funds — 21.0%
SEI Enhanced Low Volatility US Large Cap ETF	45,200	1,169
SEI Institutional International Trust International Equity Fund, Cl Y	75,866	879
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	320,648	3,117
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	99,944	988
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	61,269	861

Total Equity Funds
(Cost $6,820) ($ Thousands)		7,014

Total Investments in Securities — 99.9%
(Cost $33,799) ($ Thousands)		$33,417

Percentages are based on Net Assets of $33,445 ($ Thousands).

Cl — Class

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Conservative Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 3/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$6,919	$188	$(2,376)	$(174)	$162	$4,719	$136	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,849	89	(627)	(9)	26	1,328	52	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,385	58	(811)	(110)	139	661	50	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	4,615	280	(1,580)	1	(1)	3,315	162	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	5,566	1,582	(2,148)	(506)	397	4,891	158	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,378	106	(801)	(199)	182	666	92	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,845	95	(596)	(41)	18	1,321	45	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,390	36	(752)	(312)	297	659	14	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	7,829	444	(2,652)	6	79	5,706	228	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,777	112	(1,405)	(90)	96	1,490	102	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,304	175	(785)	(101)	54	1,647	65	—
SEI Enhanced Low Volatility US Large Cap ETF	1,993	—	(876)	36	16	1,169	29	—
SEI Institutional International Trust International Equity Fund, Cl Y	—	1,223	(347)	(16)	19	879	20	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	5,100	226	(2,327)	8	110	3,117	62	119
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	1,397	(412)	14	(11)	988	21	6
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,629	164	(938)	101	(95)	861	26	90
Totals	$46,579	$6,175	$(19,433)	$(1,392)	$1,488	$33,417	$1,262	$215

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 46.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	186,950	$2,851
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	412,215	5,791

Total Equity Funds
(Cost $6,660) ($ Thousands)		8,642
Fixed Income Fund — 33.4%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,141,015	6,139

Total Fixed Income Fund
(Cost $6,823) ($ Thousands)		6,139

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 19.7%
SEI Daily Income Trust Government Fund, Institutional Class, 5.220%**	3,624,110	$3,624

Total Money Market Fund
(Cost $3,624) ($ Thousands)		3,624

Total Investments in Securities — 100.0%
(Cost $17,107) ($ Thousands)		$18,405

Percentages are based on Net Assets of $18,412 ($ Thousands).

** The rate reported is the 7-day effective yield as of December 31, 2023.

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 3/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$3,052	$365	$(887)	$48	$273	$2,851	$58	$15
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	6,056	1,018	(804)	117	(596)	5,791	134	595
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,350	863	(977)	(270)	173	6,139	627	—
SEI Daily Income Trust Government Fund, Institutional Class	3,784	463	(623)	—	—	3,624	136	—
Totals	$19,242	$2,709	$(3,291)	$(105)	$(150)	$18,405	$955	$610

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 37.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	618,506	$6,154
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	284,911	2,641
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	256,695	2,215
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,777,023	17,220
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	414,702	2,231
SEI Institutional Managed Trust Real Return Fund, Cl Y	276,070	2,628

Total Fixed Income Funds
(Cost $35,702) ($ Thousands)		33,089
Equity Funds — 34.5%
SEI Enhanced Low Volatility US Large Cap ETF	125,160	3,238
SEI Enhanced US Large Cap Momentum Factor ETF	379	11
SEI Enhanced US Large Cap Quality Factor ETF	221	7
SEI Enhanced US Large Cap Value Factor ETF	309	9
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	261,528	2,801
SEI Institutional International Trust International Equity Fund, Cl Y	359,089	4,158
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	117,830	1,759
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,135,077	11,033
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	443,014	4,381
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	219,576	3,085

Total Equity Funds
(Cost $30,332) ($ Thousands)		30,482
Multi-Asset Funds — 28.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,185,858	8,360
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	880,088	8,801
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	339,676	3,319

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	576,665	$4,388

Total Multi-Asset Funds
(Cost $26,970) ($ Thousands)		24,868

Total Investments in Securities — 100.0%
(Cost $93,004) ($ Thousands)		$88,439

Percentages are based on Net Assets of $88,481 ($ Thousands).

Cl — Class

SEI Asset Allocation Trust

The following is summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 3/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$7,453	$367	$(1,673)	$(125)	$132	$6,154	$152	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,810	219	(420)	(7)	39	2,641	87	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,834	162	(877)	(196)	292	2,215	134	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14,919	4,620	(2,299)	(557)	537	17,220	463	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,847	280	(864)	(226)	194	2,231	244	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,807	199	(353)	(22)	(3)	2,628	74	—
SEI Enhanced Low Volatility US Large Cap ETF	5,940	—	(2,859)	119	38	3,238	83	—
SEI Enhanced US Large Cap Momentum Factor ETF	950	—	(979)	54	(14)	11	3	—
SEI Enhanced US Large Cap Quality Factor ETF	510	—	(537)	75	(41)	7	2	—
SEI Enhanced US Large Cap Value Factor ETF	905	—	(973)	46	31	9	6	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	—	3,064	(286)	(3)	26	2,801	51	—
SEI Institutional International Trust International Equity Fund, Cl Y	—	4,574	(502)	(2)	88	4,158	94	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	—	2,056	(257)	1	(41)	1,759	—	159
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	14,210	869	(4,085)	(265)	304	11,033	217	417
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,905	8	(2,021)	393	(285)	—	5	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	4,940	(516)	6	(49)	4,381	94	24
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,756	500	(1,917)	11	(265)	3,085	80	319
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	14,095	333	(6,014)	(2,533)	2,479	8,360	184	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	9,371	673	(1,342)	5	94	8,801	352	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,724	227	(1,687)	(194)	249	3,319	193	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4,707	428	(613)	(38)	(96)	4,388	173	—
Totals	$95,743	$23,519	$(31,074)	$(3,458)	$3,709	$88,439	$2,691	$919

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 67.4%
SEI Institutional International Trust International Equity Fund, Cl Y	242,708	$2,810
SEI Institutional Managed Trust Real Estate Fund, Cl Y	182,473	2,783
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	159,918	5,367
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,677,072	23,563

Total Equity Funds
(Cost $23,415) ($ Thousands)		34,523

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Fund — 18.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,728,569	$9,300

Total Fixed Income Fund
(Cost $10,770) ($ Thousands)		9,300
Money Market Fund — 14.4%
SEI Daily Income Trust Government Fund, Institutional Class, 5.220%**	7,398,909	7,399

Total Money Market Fund
(Cost $7,399) ($ Thousands)		7,399

Total Investments in Securities — 100.0%
(Cost $41,584) ($ Thousands)		$51,222

Percentages are based on Net Assets of $51,228 ($ Thousands).

** The rate reported is the 7-day effective yield as of December 31, 2023.

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 3/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$3,009	$154	$(515)	$107	$55	$2,810	$64	$—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	3,062	(30)	(1,027)	28	750	2,783	58	14
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	5,781	342	(1,185)	608	(179)	5,367	68	218
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	25,312	2,764	(2,898)	(54)	(1,561)	23,563	556	2,444
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,634	1,085	(1,288)	(422)	291	9,300	965	—
SEI Daily Income Trust Government Fund, Institutional Class	7,654	852	(1,107)	—	—	7,399	279	—
Totals	$54,452	$5,167	$(8,020)	$267	$(644)	$51,222	$1,990	$2,676

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 73.4%
SEI Enhanced US Large Cap Momentum Factor ETF	238,286	$6,647
SEI Enhanced US Large Cap Quality Factor ETF	110,003	3,342
SEI Enhanced US Large Cap Value Factor ETF	240,318	6,762
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	767,069	8,215
SEI Institutional International Trust International Equity Fund, Cl Y	1,846,555	21,383
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	676,804	10,105
SEI Institutional Managed Trust Large Cap Fund, Cl Y	989,708	14,044
SEI Institutional Managed Trust Small Cap Fund, Cl Y	467,625	6,047

Total Equity Funds
(Cost $61,848) ($ Thousands)		76,545

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 14.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	381,714	$3,294
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	864,036	8,373
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	616,891	3,319

Total Fixed Income Funds
(Cost $15,553) ($ Thousands)		14,986
Multi-Asset Fund — 12.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,797,736	12,674

Total Multi-Asset Fund
(Cost $15,173) ($ Thousands)		12,674

Total Investments in Securities — 99.9%
(Cost $92,574) ($ Thousands)		$104,205

Percentages are based on Net Assets of $104,345 ($ Thousands).

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 3/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$5,298	$811	$—	$—	$538	$6,647	$57	$—
SEI Enhanced US Large Cap Quality Factor ETF	3,129	—	(150)	21	342	3,342	36	—
SEI Enhanced US Large Cap Value Factor ETF	5,555	273	—	—	934	6,762	139	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	8,097	1,869	(1,913)	(63)	225	8,215	149	—
SEI Institutional International Trust International Equity Fund, Cl Y	24,495	1,258	(5,521)	680	471	21,383	481	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	9,383	3,357	(2,953)	(21)	339	10,105	—	889
SEI Institutional Managed Trust Large Cap Fund, Cl Y	12,256	4,901	(3,781)	(35)	703	14,044	226	712
SEI Institutional Managed Trust Small Cap Fund, Cl Y	6,650	691	(1,745)	133	318	6,047	37	203
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	6,885	304	(4,069)	(701)	875	3,294	226	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	5,722	4,381	(1,697)	(458)	425	8,373	211	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,921	595	(4,129)	(1,039)	971	3,319	423	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	22,923	501	(10,586)	(4,572)	4,408	12,674	277	—
Totals	$117,314	$18,941	$(36,544)	$(6,055)	$10,549	$104,205	$2,262	$1,804

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	140,006	$1,500
SEI Institutional International Trust International Equity Fund, Cl Y	1,063,581	12,316
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y ‡	1,281,777	43,017
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	437,158	10,710

Total Equity Funds
(Cost $31,566) ($ Thousands)		67,543

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 11.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	347,399	$2,998
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,092,383	5,877

Total Fixed Income Funds
(Cost $10,210) ($ Thousands)		8,875

Total Investments in Securities — 100.0%
(Cost $41,776) ($ Thousands)		$76,418

Percentages are based on Net Assets of $76,426 ($ Thousands).

‡ Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 3/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,431	$63	$(34)	$(6)	$46	$1,500	$27	$—
SEI Institutional International Trust International Equity Fund, Cl Y	11,575	372	(289)	23	635	12,316	277	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	39,896	2,221	(2,041)	76	2,865	43,017	506	1,715
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	9,808	740	(640)	15	787	10,710	67	288
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,799	204	(111)	(30)	136	2,998	167	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,537	789	(375)	(136)	62	5,877	591	—
Totals	$71,046	$4,389	$(3,490)	$(58)	$4,531	$76,418	$1,635	$2,003

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 42.2%
SEI Enhanced US Large Cap Momentum Factor ETF	33,102	$923
SEI Enhanced US Large Cap Quality Factor ETF	15,187	462
SEI Enhanced US Large Cap Value Factor ETF	33,373	939
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	160,934	1,724
SEI Institutional International Trust International Equity Fund, Cl Y	336,119	3,892
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	167,514	2,501
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	211,845	2,059
SEI Institutional Managed Trust Large Cap Fund, Cl Y	154,194	2,188
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	158,462	1,567
SEI Institutional Managed Trust Small Cap Fund, Cl Y	107,484	1,390

Total Equity Funds
(Cost $14,268) ($ Thousands)		17,645
Fixed Income Funds — 33.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	194,228	1,676
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,113,779	10,792
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	311,838	1,678

Total Fixed Income Funds
(Cost $15,646) ($ Thousands)		14,146
Multi-Asset Funds — 23.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	739,247	5,212
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	161,144	1,575
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	416,472	3,169

Total Multi-Asset Funds
(Cost $11,367) ($ Thousands)		9,956

Total Investments in Securities — 99.9%
(Cost $41,281) ($ Thousands)		$41,747

Percentages are based on Net Assets of $41,784 ($ Thousands).

Cl — Class

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Market Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 3/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$1,195	$—	$(366)	$20	$74	$923	$9	$—
SEI Enhanced US Large Cap Quality Factor ETF	722	—	(329)	46	23	462	6	—
SEI Enhanced US Large Cap Value Factor ETF	1,282	—	(516)	24	149	939	23	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,284	557	(158)	5	36	1,724	32	—
SEI Institutional International Trust International Equity Fund, Cl Y	4,361	99	(799)	221	10	3,892	88	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,199	685	(470)	10	77	2,501	—	223
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	—	2,282	(154)	(2)	(67)	2,059	40	78
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,389	149	(500)	90	60	2,188	36	113
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	1,774	(193)	3	(17)	1,567	34	9
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,260	245	(218)	4	99	1,390	8	47
SE Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,177	100	(672)	(113)	184	1,676	100	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	10,938	1,004	(1,110)	(210)	170	10,792	300	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,147	183	(628)	(169)	145	1,678	183	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	8,737	122	(3,614)	(1,535)	1,502	5,212	114	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,181	92	(724)	(81)	107	1,575	90	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,450	278	(463)	(29)	(67)	3,169	125	—
Totals	$44,322	$7,570	$(10,914)	$(1,716)	$2,485	$41,747	$1,188	$470

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	39,467	$423
SEI Institutional International Trust International Equity Fund, Cl Y	290,984	3,369
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	351,701	11,803
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	119,402	2,925

Total Equity Funds
(Cost $7,554) ($ Thousands)		18,520
Fixed Income Funds — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	97,753	844
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	316,008	1,700

Total Fixed Income Funds
(Cost $2,981) ($ Thousands)		2,544

Total Investments in Securities — 99.9%
(Cost $10,535) ($ Thousands)		$21,064

Percentages are based on Net Assets of $21,082 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

The following is summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 3/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$417	$19	$(25)	$(2)	$14	$423	$8	$—
SEI Institutional International Trust International Equity Fund, Cl Y	3,423	96	(339)	44	145	3,369	76	—
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Cl Y	11,965	628	(2,146)	874	482	11,803	146	483
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	2,928	154	(469)	130	182	2,925	19	82
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	847	50	(87)	(17)	51	844	48	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,675	179	(132)	(44)	22	1,700	173	—
Totals	$21,255	$1,126	$(3,198)	$985	$896	$21,064	$470	$565

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 53.4%
SEI Enhanced US Large Cap Momentum Factor ETF	152,714	$4,260
SEI Enhanced US Large Cap Quality Factor ETF	70,930	2,155
SEI Enhanced US Large Cap Value Factor ETF	153,787	4,327
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	593,089	6,352
SEI Institutional International Trust International Equity Fund, Cl Y	1,289,549	14,933
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	526,924	7,867
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	406,903	3,955
SEI Institutional Managed Trust Large Cap Fund, Cl Y	654,168	9,283
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	323,621	3,201
SEI Institutional Managed Trust Small Cap Fund, Cl Y	371,230	4,800

Total Equity Funds
(Cost $50,340) ($ Thousands)		61,133

Percentages are based on Net Assets of $114,495 ($ Thousands).

Cl — Class

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 24.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	622,195	$5,369
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,745,065	16,910
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,002,976	5,396

Total Fixed Income Funds
(Cost $30,583) ($ Thousands)		27,675
Multi-Asset Funds — 22.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,998,246	14,087
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	318,001	3,107
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,105,999	8,417

Total Multi-Asset Funds
(Cost $29,661) ($ Thousands)		25,611

Total Investments in Securities — 99.9%
(Cost $110,584) ($ Thousands)		$114,419

SEI Asset Allocation Trust

The following is summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 3/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$4,904	$—	$(1,052)	$58	$350	$4,260	$41	$—
SEI Enhanced US Large Cap Quality Factor ETF	2,631	—	(751)	105	170	2,155	25	—
SEI Enhanced US Large Cap Value Factor ETF	4,671	—	(1,036)	49	643	4,327	96	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	5,108	2,367	(1,262)	(10)	149	6,352	115	—
SEI Institutional International Trust International Equity Fund, Cl Y	19,285	660	(5,956)	1,045	(101)	14,933	336	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	7,752	2,225	(3,125)	832	183	7,867	—	707
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	—	4,647	(706)	140	(126)	3,955	77	148
SEI Institutional Managed Trust Large Cap Fund, Cl Y	10,212	1,267	(3,290)	734	360	9,283	155	481
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	3,794	(579)	24	(38)	3,201	68	17
SEI Institutional Managed Trust Small Cap Fund, Cl Y	3,725	1,970	(1,371)	189	287	4,800	26	164
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	6,406	427	(1,669)	(373)	578	5,369	321	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	17,880	2,761	(3,643)	(728)	640	16,910	480	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,347	731	(1,609)	(520)	447	5,396	573	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	25,650	637	(12,103)	(5,195)	5,098	14,087	308	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	5,142	252	(2,334)	(259)	306	3,107	187	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	10,138	907	(2,363)	(531)	266	8,417	332	—
Totals	$129,851	$22,645	$(42,849)	$(4,440)	$9,212	$114,419	$3,140	$1,517

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	228,712	$2,449
SEI Institutional International Trust International Equity Fund, Cl Y	1,704,625	19,740
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,060,310	69,144
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	699,700	17,143

Total Equity Funds
(Cost $48,944) ($ Thousands)		108,476
Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	570,179	4,921
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,812,680	9,752

Total Fixed Income Funds
(Cost $17,065) ($ Thousands)		14,673

Total Investments in Securities — 100.0%
(Cost $66,009) ($ Thousands)		$123,149

Percentages are based on Net Assets of $123,197 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

The following is summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 3/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,318	$119	$(57)	$(18)	$87	$2,449	$44	$—
SEI Institutional International Trust International Equity Fund, Cl Y	18,764	837	(935)	12	1,062	19,740	445	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	65,926	3,575	(7,966)	4,012	3,597	69,144	821	2,769
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	15,897	677	(1,582)	505	1,646	17,143	108	469
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,616	131	(229)	(56)	459	4,921	271	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,239	1,180	(602)	(264)	199	9,752	969	—
Totals	$116,760	$6,519	$(11,371)	$4,191	$7,050	$123,149	$2,658	$3,238

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust